Non-interest income (Tables)	12 Months Ended
Sep. 30, 2021
Non-interest income
Schedule of non-interest income

Note 4. Non-interest income[1] (continued)

	Consolidated			Parent Entity
$m	2021	2020	2019	2021	2020
Net fee income
Facility fees	717	731	730	671	672
Transaction fees	993	1,021	1,225	851	891
Other non-risk fee income	-	48	(76)	(123)	(52)
Fee income	1,710	1,800	1,879	1,399	1,511
Credit card loyalty programs	(101)	(102)	(121)	(71)	(71)
Transaction fee related expenses	(127)	(106)	(103)	(104)	(81)
Fee expenses	(228)	(208)	(224)	(175)	(152)
Net fee income	1,482	1,592	1,655	1,224	1,359
Net wealth management and insurance income
Net wealth management income	657	631	276	-	-
Life insurance premium income	1,077	1,297	1,443	-	-
General insurance and lenders mortgage insurance (LMI) net premium earned	387	499	482	-	-
Life insurance investment and other income[2]	59	64	409	-	-
General insurance and LMI investment and other income	76	42	52	-	-
Total insurance premium, investment and other income	1,599	1,902	2,386	-	-
Life insurance claims and changes in life insurance liabilities[3]	(767)	(1,284)	(1,266)	-	-
General insurance and LMI claims and other expenses	(278)	(498)	(367)	-	-
Total insurance claims, changes in life insurance liabilities and other expenses	(1,045)	(1,782)	(1,633)	-	-
Net wealth management and insurance income	1,211	751	1,029	-	-
Trading income	719	895	929	661	876
Other income
Dividends received from subsidiaries	-	-	-	1,184	762
Transactions with subsidiaries	-	-	-	973	579
Dividends received from other entities	4	1	6	2	1
Net gain/(loss) on sale/derecognition of associates	43	316	38	(11)	305
Net gain/(loss) on disposal of assets	7	11	61	-	9
Net gain/(loss) on hedging of overseas operations	(8)	-	-	(150)	(8)
Net gain/(loss) on derivatives held for risk management purposes[4]	4	4	(11)	4	4
Net gain/(loss) on financial assets measured at fair value	655	(78)	(39)	118	(35)
Net gain/(loss) on disposal of controlled entities and other businesses	188	-	3	-	-
Rental income on operating leases	41	54	72	21	33
Share of associates’ net profit/(loss)	(6)	(23)	(23)	(2)	-
Other	24	(36)	22	169	(53)
Total other income	952	249	129	2,308	1,597
Total non-interest income	4,364	3,487	3,742	4,193	3,832

Deferred income in relation to the credit card loyalty programs for the Group was $362 million as at 30 September 2021 (2020: $361 million, 2019: $322 million) and $35 million for the Parent Entity (2020: $30 million). This will be recognised as fee income as the credit card reward points are redeemed.

There were no other material contract assets or contract liabilities for the Group or the Parent Entity.

1.

Non-interest income included items relating to compliance, regulation and remediation costs recognised as a reduction in non-risk fee income, net wealth management income and other income of $320 million (2020: $225 million, 2019: $860 million) for the Group, and $278 million (2020: $190 million) for the Parent Entity. Refer to Note 26 for further details.

2.	Includes policyholder tax recoveries.
3.

Life insurance claims and changes in life insurance liabilities are nil for the Group (2020: $260 million; 2019: nil) recognised as a result of the liability adequacy test on life insurance contracts (refer to Note 15). 2020 balance also includes a $97 million write-off of deferred acquisition costs for the Group (2019: nil) as a result of Westpac Life Insurance Limited (WLIS) ceasing to provide group life insurance products to BT Super.

4.	Income from derivatives held for risk management purposes reflects the impact of economic hedges of earnings.